Commitments and Contingencies (Schedule of leases payments) (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
2020		$ 4,791
2020 (remaining 3 months)	$ 1,198
2021	4,786	4,780
2022	4,945	4,945
2023
2024	9,825	9,834
Total	20,754	24,350
Less amount representing interest	(5,042)	(6,862)
Present value of minimum lease payments	15,712	17,488
Less current maturities	(3,473)	(3,057)	$ (2,236)
Long-term portion	$ 12,239	$ 14,431	$ 15,418